Quarterly Holdings Report
for
Fidelity® Contrafund®
September 30, 2022
CON-NPRT3-1122
1.807733.118
Common Stocks - 95.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 14.1%
Entertainment - 1.4%
Activision Blizzard, Inc.	1,717,451	127,675
Netflix, Inc. (a)	3,777,298	889,327
The Walt Disney Co. (a)	1,175,680	110,902
Universal Music Group NV	7,088,638	132,771
Warner Music Group Corp. Class A	161,060	3,738
		1,264,413
Interactive Media & Services - 12.3%
Alphabet, Inc.:
Class A (a)	29,862,160	2,856,316
Class C (a)	26,745,460	2,571,576
Bumble, Inc. (a)	3,174,278	68,215
Meta Platforms, Inc. Class A (a)	41,728,146	5,661,675
Pinterest, Inc. Class A (a)	1,228,070	28,614
Zoominfo Technologies, Inc. (a)	998	42
		11,186,438
Media - 0.2%
Liberty Media Corp. Liberty Formula One Group Series C (a)	3,242,285	189,674
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	1,294,225	173,646
TOTAL COMMUNICATION SERVICES		12,814,171
CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.6%
General Motors Co.	3,250,928	104,322
Hyundai Motor Co.	651,600	78,896
Rad Power Bikes, Inc. (a)(b)(c)	2,588,458	11,286
Rivian Automotive, Inc.	355,455	11,698
Tesla, Inc. (a)	616,854	163,621
Toyota Motor Corp.	11,903,524	155,584
		525,407
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	10,936	1,041
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	3,118,410	327,558
Chipotle Mexican Grill, Inc. (a)	37,245	55,970
Evolution AB (d)	115,800	9,154
Hilton Worldwide Holdings, Inc.	1,041,705	125,650
Hyatt Hotels Corp. Class A (a)	102,346	8,286
McDonald's Corp.	320,526	73,958
Starbucks Corp.	105,800	8,915
		609,491
Household Durables - 0.1%
Lennar Corp. Class A	1,222,233	91,117
Internet & Direct Marketing Retail - 7.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	119,700	9,575
Amazon.com, Inc. (a)	59,269,760	6,697,483
Cazoo Group Ltd. Class A (a)	7,129,465	3,280
Coupang, Inc. Class A (a)(e)	11,913,085	198,591
Deliveroo PLC Class A (a)(d)	42,226,807	39,696
Doordash, Inc. (a)	121,830	6,024
Global-e Online Ltd. (a)	210,260	5,627
MercadoLibre, Inc. (a)	24,770	20,504
Wayfair LLC Class A (a)	67,999	2,213
		6,982,993
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,278,769	174,040
Dollarama, Inc.	397,256	22,806
Kohl's Corp.	331,403	8,335
		205,181
Specialty Retail - 2.4%
Academy Sports & Outdoors, Inc.	3,750,182	158,183
AutoZone, Inc. (a)	117,744	252,199
Dick's Sporting Goods, Inc. (e)	2,306,608	241,363
Fanatics, Inc. Class A (b)(c)	2,461,391	185,958
National Vision Holdings, Inc. (a)(e)	1,550,082	50,610
O'Reilly Automotive, Inc. (a)	413,772	291,027
The Home Depot, Inc.	2,118,201	584,496
TJX Companies, Inc.	431,392	26,798
Ulta Beauty, Inc. (a)	448,712	180,019
Williams-Sonoma, Inc.	1,773,076	208,957
		2,179,610
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	116,427	36,396
Dr. Martens Ltd.	15,548,650	38,096
lululemon athletica, Inc. (a)	91,158	25,484
LVMH Moet Hennessy Louis Vuitton SE	15,268	9,002
NIKE, Inc. Class B	2,068,393	171,925
On Holding AG	8,277,204	132,849
		413,752
TOTAL CONSUMER DISCRETIONARY		11,008,592
CONSUMER STAPLES - 3.4%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	832,016	37,688
Constellation Brands, Inc. Class A (sub. vtg.)	241,634	55,498
Diageo PLC	2,199,354	92,579
Keurig Dr. Pepper, Inc.	1,112,945	39,866
PepsiCo, Inc.	2,324,072	379,428
The Coca-Cola Co.	9,777,753	547,750
The Vita Coco Co., Inc. (e)	43,089	491
		1,153,300
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	993,371	39,991
Costco Wholesale Corp.	2,644,016	1,248,689
Walmart, Inc.	994	129
		1,288,809
Food Products - 0.1%
General Mills, Inc.	233,300	17,873
Mondelez International, Inc.	978,362	53,644
Nestle SA (Reg. S)	183,771	19,876
		91,393
Household Products - 0.0%
Procter & Gamble Co.	52,380	6,613
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	1,945,593	420,054
L'Oreal SA (a)	187,900	60,080
L'Oreal SA (a)	187,200	59,856
Olaplex Holdings, Inc.	2,567,963	24,524
		564,514
TOTAL CONSUMER STAPLES		3,104,629
ENERGY - 5.2%
Energy Equipment & Services - 0.0%
Halliburton Co.	580,833	14,300
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)	320,885	9,797
Birchcliff Energy Ltd.	422,717	3,002
Canadian Natural Resources Ltd. (e)	5,604,149	260,866
Cenovus Energy, Inc. (Canada)	1,957,221	30,066
Cheniere Energy, Inc.	1,872,175	310,613
Chevron Corp.	3,387,199	486,639
ConocoPhillips Co.	7,180,135	734,815
Continental Resources, Inc.	1,282,987	85,716
Devon Energy Corp.	3,955,776	237,861
Diamondback Energy, Inc.	1,229,309	148,083
EOG Resources, Inc.	2,988,373	333,891
EQT Corp.	439,775	17,921
Equinor ASA	254,565	8,395
Exxon Mobil Corp.	8,287,708	723,600
Hess Corp.	2,254,502	245,718
Occidental Petroleum Corp.	5,814,552	357,304
Phillips 66 Co.	609,221	49,176
Pioneer Natural Resources Co.	1,344,953	291,223
Reliance Industries Ltd.	1,531,739	44,676
Suncor Energy, Inc.	1,790,335	50,417
Tourmaline Oil Corp.	275,095	14,297
Valero Energy Corp.	1,883,479	201,250
		4,645,326
TOTAL ENERGY		4,659,626
FINANCIALS - 14.3%
Banks - 2.7%
Banco Santander SA (Spain)	7,830,495	18,221
Bank of America Corp.	29,671,394	896,076
Citigroup, Inc.	547,407	22,810
JPMorgan Chase & Co.	5,118,154	534,847
Nu Holdings Ltd. (e)	2,693,178	11,850
Royal Bank of Canada (e)	4,556,197	410,218
Starling Bank Ltd. Series D (a)(b)(c)	26,724,113	68,629
The Toronto-Dominion Bank	5,166,666	316,878
Wells Fargo & Co.	4,945,109	198,892
		2,478,421
Capital Markets - 0.9%
BlackRock, Inc. Class A	7,423	4,085
Blackstone, Inc.	99,678	8,343
Brookfield Asset Management, Inc. (Canada) Class A	1,135,166	46,439
Charles Schwab Corp.	2,036,264	146,346
Coinbase Global, Inc. (a)	998	64
Goldman Sachs Group, Inc.	50,011	14,656
Morgan Stanley	6,835,356	540,061
MSCI, Inc.	47,111	19,871
		779,865
Consumer Finance - 0.0%
American Express Co.	260,272	35,113
Diversified Financial Services - 8.5%
Berkshire Hathaway, Inc. Class A (a)(e)	18,936	7,696,916
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	340,545	22,687
		7,719,603
Insurance - 2.2%
Admiral Group PLC	1,558,983	33,118
American International Group, Inc.	6,845,398	325,019
Aon PLC	78,708	21,084
Arthur J. Gallagher & Co.	805,045	137,840
Brookfield Asset Management Reinsurance Partners Ltd.	7,608	311
Chubb Ltd.	2,225,319	404,741
Fairfax Financial Holdings Ltd. (sub. vtg.)	143,873	65,710
Hartford Financial Services Group, Inc.	1,240,564	76,841
Intact Financial Corp.	688,238	97,400
Marsh & McLennan Companies, Inc.	585,761	87,448
Progressive Corp.	3,577,376	415,727
The Travelers Companies, Inc.	1,959,805	300,242
W.R. Berkley Corp.	272,835	17,620
		1,983,101
TOTAL FINANCIALS		12,996,103
HEALTH CARE - 16.3%
Biotechnology - 3.5%
AbbVie, Inc.	1,985,623	266,490
Alnylam Pharmaceuticals, Inc. (a)	143,101	28,643
Argenx SE ADR (a)	216,332	76,376
Biohaven Pharmaceutical Holding Co. Ltd. (a)	49,204	7,438
BioMarin Pharmaceutical, Inc. (a)	111,665	9,466
Galapagos NV sponsored ADR (a)	1,185,473	50,549
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(c)	105,983	0
Intellia Therapeutics, Inc. (a)	375,152	20,994
Legend Biotech Corp. ADR (a)	621,590	25,361
Neurocrine Biosciences, Inc. (a)	20,600	2,188
Regeneron Pharmaceuticals, Inc. (a)	2,485,282	1,712,036
United Therapeutics Corp. (a)	482,876	101,105
Vertex Pharmaceuticals, Inc. (a)	2,964,078	858,219
Verve Therapeutics, Inc. (a)	55,077	1,892
Zai Lab Ltd. (a)	3,634,160	12,372
		3,173,129
Health Care Equipment & Supplies - 0.3%
DexCom, Inc. (a)	998	80
Edwards Lifesciences Corp. (a)	1,174,491	97,048
Figs, Inc. Class A (a)	142,407	1,175
Intuitive Surgical, Inc. (a)	603,421	113,105
Straumann Holding AG	181,571	16,607
		228,015
Health Care Providers & Services - 7.0%
23andMe Holding Co. Class B (d)	11,320,291	32,376
AmerisourceBergen Corp.	638,182	86,365
Cardinal Health, Inc.	844,005	56,278
Centene Corp. (a)	874,040	68,009
Cigna Corp.	659,542	183,003
dentalcorp Holdings Ltd. (a)	755,323	4,347
Elevance Health, Inc.	761,769	346,026
Guardant Health, Inc. (a)	108,535	5,842
HCA Holdings, Inc.	550,895	101,249
Molina Healthcare, Inc. (a)	157,374	51,908
Option Care Health, Inc. (a)	1,813,798	57,080
P3 Health Partners, Inc. (a)(b)(f)	2,735,364	12,006
UnitedHealth Group, Inc.	10,560,113	5,333,279
		6,337,768
Life Sciences Tools & Services - 1.1%
Danaher Corp.	2,246,321	580,202
Mettler-Toledo International, Inc. (a)	147,816	160,250
Thermo Fisher Scientific, Inc.	384,843	195,189
Veterinary Emergency Group LLC Class A (b)(c)(g)	1,029,105	65,369
Waters Corp. (a)	72,623	19,574
		1,020,584
Pharmaceuticals - 4.4%
AstraZeneca PLC sponsored ADR	991,574	54,378
Bristol-Myers Squibb Co.	6,212,642	441,657
Eli Lilly & Co.	6,709,733	2,169,592
Intra-Cellular Therapies, Inc. (a)	440,084	20,477
Johnson & Johnson	2,200,519	359,477
Merck & Co., Inc.	4,519,486	389,218
Nuvation Bio, Inc. (a)	10,447,918	23,403
Pfizer, Inc.	4,403,567	192,700
Roche Holding AG (participation certificate)	275,026	89,530
Royalty Pharma PLC	6,308,061	253,458
Zoetis, Inc. Class A	51,776	7,678
		4,001,568
TOTAL HEALTH CARE		14,761,064
INDUSTRIALS - 4.0%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	895,652	345,981
Northrop Grumman Corp.	1,125,450	529,322
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	3,585,070	250,955
Class C (a)(b)(c)	129,910	9,094
		1,135,352
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (e)	102,294	9,852
Delhivery Private Ltd. (b)	5,594,700	38,003
United Parcel Service, Inc. Class B	5,234,642	845,604
Zipline International, Inc. (b)(c)	515,816	12,988
		906,447
Building Products - 0.1%
Carlisle Companies, Inc.	133,668	37,482
Fortune Brands Home & Security, Inc.	155,955	8,373
Toto Ltd.	2,606,172	86,794
		132,649
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)(e)	6,077,254	13,431
Cintas Corp.	126,566	49,132
Clean Harbors, Inc. (a)	287,600	31,630
Clean TeQ Water Pty Ltd. (a)(e)	2,125,667	666
GFL Environmental, Inc. (e)	254,675	6,441
TulCo LLC (a)(b)(c)(g)	140,771	86,929
ZenPayroll, Inc. (b)(c)	289,200	9,026
		197,255
Electrical Equipment - 0.0%
Hubbell, Inc. Class B	65,769	14,666
SES AI Corp. Class A (a)(e)	9,020	44
		14,710
Industrial Conglomerates - 0.4%
General Electric Co.	5,512,399	341,273
Machinery - 0.4%
Deere & Co.	708,367	236,517
Fortive Corp.	312,067	18,194
PACCAR, Inc.	1,432,478	119,884
		374,595
Road & Rail - 0.5%
Canadian Pacific Railway Ltd.	2,141,965	142,984
J.B. Hunt Transport Services, Inc.	846,432	132,399
Old Dominion Freight Lines, Inc.	361,754	89,994
Union Pacific Corp.	483,174	94,132
		459,509
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	138,972	67,984
TOTAL INDUSTRIALS		3,629,774
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	1,058,645	119,510
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	21,213,524	1,420,458
CDW Corp.	265,979	41,514
		1,461,972
IT Services - 2.6%
Accenture PLC Class A	3,413,872	878,389
Adyen BV (a)(d)	32,907	41,040
Affirm Holdings, Inc. (a)(e)	429,925	8,065
ASAC II LP (a)(b)(c)	39,494,500	6,635
Cloudflare, Inc. (a)	1,231,499	68,114
Cognizant Technology Solutions Corp. Class A	1,049,059	60,258
MasterCard, Inc. Class A	353,153	100,416
MongoDB, Inc. Class A (a)	339,188	67,349
Okta, Inc. (a)	984	56
PayPal Holdings, Inc. (a)	100,700	8,667
Shopify, Inc. Class A (a)	117,512	3,164
Snowflake, Inc. (a)	44,246	7,520
Visa, Inc. Class A (e)	6,401,788	1,137,278
		2,386,951
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	7,465,277	473,000
Analog Devices, Inc.	1,432,707	199,633
Enphase Energy, Inc. (a)	370,310	102,750
Lattice Semiconductor Corp. (a)	590,462	29,057
Marvell Technology, Inc.	3,156,020	135,425
Monolithic Power Systems, Inc.	149,256	54,240
NVIDIA Corp.	11,918,175	1,446,747
onsemi (a)	4,922,912	306,845
Qualcomm, Inc.	9,696,282	1,095,486
Skyworks Solutions, Inc.	196,366	16,744
SolarEdge Technologies, Inc. (a)	32,033	7,414
Synaptics, Inc. (a)(f)	2,045,821	202,557
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	135,200	9,269
		4,079,167
Software - 8.9%
Adobe, Inc. (a)	2,134,853	587,512
Aspen Technology, Inc. (a)	59,232	14,109
Atlassian Corp. PLC (a)	901,084	189,759
Bill.Com Holdings, Inc. (a)	992	131
Cadence Design Systems, Inc. (a)	1,278,406	208,930
Check Point Software Technologies Ltd. (a)	422,163	47,291
Clear Secure, Inc. (a)(e)	1,262,422	28,859
Epic Games, Inc. (a)(b)(c)	123,700	106,334
Fortinet, Inc. (a)	695,943	34,192
Intuit, Inc.	88,251	34,181
Microsoft Corp.	24,371,822	5,676,197
Salesforce.com, Inc. (a)	7,064,222	1,016,118
Stripe, Inc. Class B (a)(b)(c)	455,600	10,848
Synopsys, Inc. (a)	88,414	27,011
Tanium, Inc. Class B (a)(b)(c)	6,742,751	59,471
		8,040,943
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	29,561,927	4,085,458
Dell Technologies, Inc.	1,752,248	59,874
Pure Storage, Inc. Class A (a)	243,790	6,673
		4,152,005
TOTAL INFORMATION TECHNOLOGY		20,240,548
MATERIALS - 2.9%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	40,016	9,313
Albemarle Corp.	375,083	99,187
CF Industries Holdings, Inc.	2,254,825	217,027
Corteva, Inc.	1,505,173	86,021
LG Chemical Ltd.	21,010	7,697
Nutrien Ltd.	1,264,697	105,450
Sherwin-Williams Co.	43,684	8,944
The Mosaic Co.	759,501	36,707
Westlake Corp.	673,843	58,543
		628,889
Metals & Mining - 2.2%
B2Gold Corp.	43,087,822	138,495
Barrick Gold Corp. (Canada)	5,496,988	85,200
Cleveland-Cliffs, Inc. (a)	4,027,120	54,245
Franco-Nevada Corp.	3,996,965	477,431
Freeport-McMoRan, Inc.	11,125,372	304,056
Glencore PLC	3,779,785	19,863
Ivanhoe Electric, Inc. (a)(f)	665,321	5,489
Ivanhoe Electric, Inc. (f)	4,718,028	36,978
Ivanhoe Mines Ltd. (a)	40,527,874	260,827
Ivanhoe Mines Ltd. (a)(d)	11,924,516	76,743
Novagold Resources, Inc. (a)	7,056,217	33,305
Nucor Corp.	3,249,626	347,677
POSCO sponsored ADR	98,765	3,616
Steel Dynamics, Inc.	2,092,943	148,494
Sunrise Energy Metals Ltd. (a)	4,251,337	6,526
		1,998,945
TOTAL MATERIALS		2,627,834
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Equity Commonwealth (a)	2,112,126	51,451
Prologis (REIT), Inc.	1,125,595	114,360
Welltower Op	488,699	31,433
		197,244
UTILITIES - 0.5%
Electric Utilities - 0.5%
Constellation Energy Corp.	1,585,872	131,929
Exelon Corp.	385,978	14,459
NextEra Energy, Inc.	892,924	70,014
NRG Energy, Inc.	790,931	30,269
PG&E Corp. (a)	6,085,644	76,071
Southern Co.	1,551,956	105,533
		428,275
Multi-Utilities - 0.0%
Sempra Energy	114,000	17,093
TOTAL UTILITIES		445,368
TOTAL COMMON STOCKS (Cost $42,211,859)		86,484,953

Preferred Stocks - 1.8%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E(a)(b)(c)	165,300	6,548
Series F(a)(b)(c)	878,650	34,803
		41,351
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	337,463	1,471
Series C(a)(b)(c)	1,327,879	5,790
Series D(b)(c)	2,329,100	10,155
		17,416
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (b)(c)	15,500	5,792

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (b)	637,828	31,057
GoBrands, Inc.:
Series G(a)(b)(c)	55,517	10,935
Series H(a)(b)(c)	69,898	13,768
		55,760
TOTAL CONSUMER DISCRETIONARY		78,968

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	226,491	6,376

FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (a)(b)(c)	379,681	8,626

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	3,224,900	14,747
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	2,100,446	0
		14,747
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	969
Lyra Health, Inc.:
Series E(a)(b)(c)	1,478,100	21,654
Series F(a)(b)(c)	69,520	1,018
Somatus, Inc. Series E (b)(c)	15,253	14,109
		37,750
TOTAL HEALTH CARE		52,497

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.9%
Relativity Space, Inc.:
Series D(a)(b)(c)	1,673,085	28,409
Series E(a)(b)(c)	436,722	8,507
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	558,215	390,751
Series H(a)(b)(c)	120,282	84,197
Series N(a)(b)(c)	428,458	299,921
		811,785
Air Freight & Logistics - 0.1%
Zipline International, Inc. Series E (a)(b)(c)	1,317,166	33,166

Commercial Services & Supplies - 0.1%
ZenPayroll, Inc.:
Series D(a)(b)(c)	2,436,137	76,032
Series E(a)(b)(c)	167,099	5,215
		81,247
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	259,581	22,820

TOTAL INDUSTRIALS		949,018

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	653,587	109,018

Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	1,300,504	4,812
Carbon, Inc.:
Series D(a)(b)(c)	915,425	10,674
Series E(a)(b)(c)	81,735	1,132
Delphix Corp. Series D (a)(b)(c)	3,712,687	25,692
Nuro, Inc.:
Series C(a)(b)(c)	3,293,118	46,598
Series D(b)(c)	643,113	9,100
Stripe, Inc. Series H (a)(b)(c)	190,300	4,531
Tenstorrent, Inc. Series C1 (a)(b)(c)	200,200	8,759
		111,298
TOTAL INFORMATION TECHNOLOGY		220,316

MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (a)(b)(c)	14,154,085	69,072

TOTAL CONVERTIBLE PREFERRED STOCKS		1,426,224
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (b)	1,059,433	51,586

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	9,755,696	120,385

TOTAL NONCONVERTIBLE PREFERRED STOCKS		171,971
TOTAL PREFERRED STOCKS (Cost $1,025,593)		1,598,195

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/23 (b)(c)(i)	9,273	0
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(j)	11,130	11,130
TOTAL PREFERRED SECURITIES (Cost $20,403)		11,130

Money Market Funds - 3.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (k)	2,538,448,428	2,538,956
Fidelity Securities Lending Cash Central Fund 3.10% (k)(l)	867,910,827	867,998
TOTAL MONEY MARKET FUNDS (Cost $3,406,952)		3,406,954

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $46,664,807)	91,501,232
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(774,214)
NET ASSETS - 100.0%	90,727,018

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,445,158,000 or 2.7% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,009,000 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Non-income producing - Security is in default.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Acrisure Holdings, Inc. Series B	3/22/21	6,918
ASAC II LP	10/10/13	3,041
ASAPP, Inc. Series C	4/30/21	8,580
Beta Technologies, Inc. Series B, 6.00%	4/04/22	26,781
Bowery Farming, Inc. Series C1	5/18/21	13,646
ByteDance Ltd. Series E1	11/18/20	71,616
Carbon, Inc. Series D	12/15/17	21,376
Carbon, Inc. Series E	3/22/19	2,288
Circle Internet Financial Ltd. Series E	5/11/21	17,195
Circle Internet Financial Ltd. Series F	5/09/22	26,878
Delhivery Private Ltd.	5/20/21	27,309
Delphix Corp. Series D	7/10/15	33,414
Discord, Inc. Series I	9/15/21	8,535
ElevateBio LLC Series C	3/09/21	13,528
Epic Games, Inc.	7/13/20 - 7/30/20	71,128
Fanatics, Inc. Class A	8/13/20 - 12/15/21	82,369
Get Heal, Inc. Series B	11/07/16	10,944
GoBrands, Inc. Series G	3/02/21	13,864
GoBrands, Inc. Series H	7/22/21	27,155
High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	74,592
Intarcia Therapeutics, Inc. Series CC	11/14/12	28,629
Intarcia Therapeutics, Inc. 6% 7/18/23	1/03/20	9,273
Lyra Health, Inc. Series E	1/14/21	13,534
Lyra Health, Inc. Series F	6/04/21	1,092
Nuro, Inc. Series C	10/30/20	42,990
Nuro, Inc. Series D	10/29/21	13,406
P3 Health Partners, Inc.	5/25/21	27,354
Rad Power Bikes, Inc.	1/21/21	12,486
Rad Power Bikes, Inc. Series A	1/21/21	1,628
Rad Power Bikes, Inc. Series C	1/21/21	6,405
Rad Power Bikes, Inc. Series D	9/17/21	22,322
Rapyd Financial Network 2016 Ltd.	3/30/21	25,000
Reddit, Inc. Series E	5/18/21	7,021
Reddit, Inc. Series F	8/11/21	54,296
Relativity Space, Inc. Series D	11/20/20	24,974
Relativity Space, Inc. Series E	5/27/21	9,973
Somatus, Inc. Series E	1/31/22	13,310
Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	60,159
Space Exploration Technologies Corp. Class C	9/11/17	1,754
Space Exploration Technologies Corp. Series G	1/20/15	43,239
Space Exploration Technologies Corp. Series H	8/04/17	16,238
Space Exploration Technologies Corp. Series N	8/04/20	115,684
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	52,246
Stripe, Inc. Class B	5/18/21	18,282
Stripe, Inc. Series H	3/15/21	7,636
Tanium, Inc. Class B	4/21/17 - 9/18/20	57,901
Tenstorrent, Inc. Series C1	4/23/21	11,903
Tenstorrent, Inc. 0%	4/23/21	11,130
TulCo LLC	8/24/17 - 9/07/18	50,540
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	39,452
ZenPayroll, Inc.	10/01/21	8,326
ZenPayroll, Inc. Series D	7/16/19	32,431
ZenPayroll, Inc. Series E	7/13/21	5,079
Zipline International, Inc.	10/12/21	18,569
Zipline International, Inc. Series E	12/21/20	42,978

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,364,187	11,926,039	10,751,270	18,678	-	-	2,538,956	5.0%
Fidelity Securities Lending Cash Central Fund 3.10%	435,183	4,061,078	3,628,263	1,375	-	-	867,998	2.4%
Total	1,799,370	15,987,117	14,379,533	20,053	-	-	3,406,954

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ivanhoe Electric, Inc.	-	-	-	-	-	25,230	36,978
Ivanhoe Electric, Inc.	-	7,859	34	-	(7)	(2,329)	5,489
P3 Health Partners, Inc.	18,294	-	-	-	-	(6,288)	12,006
Synaptics, Inc.	696,243	2,057	63,777	-	(488)	(431,478)	202,557
Total	714,537	9,916	63,811	-	(495)	(414,865)	257,030

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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